SCHEDULE OF PRINCIPAL SUBSIDIARIES AND VIES (Details)	Dec. 31, 2025
Subsidiaries [Member] | Viomi HK [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of beneficial ownership	100.00%
Subsidiaries [Member] | Lequan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of beneficial ownership	100.00%
Subsidiaries [Member] | Codream H K [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of beneficial ownership	100.00%
Subsidiaries [Member] | Yunmi Hulian [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of beneficial ownership	100.00%
Subsidiaries [Member] | Zhumeng Hulian [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of beneficial ownership	100.00%
Subsidiaries [Member] | Guangdong Lizi [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of beneficial ownership	100.00%
Variable Interest Entity, Primary Beneficiary [Member] | Guangzhou Interconnect [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of beneficial ownership	100.00%
Variable Interest Entity, Primary Beneficiary [Member] | Beijing Viomi [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of beneficial ownership	100.00%